FINANCIAL RISK MANAGEMENT, Impaired Loans, Fair Value of Collateral, Allowances for Loan Losses (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Direct credits and allowances [Abstract]
Allowance for loan losses	S/ 9,071,011	S/ 10,435,623
Impaired [Member]
Direct credits and allowances [Abstract]
Impaired loans	11,283,193	9,806,224
Fair value of collateral	8,247,283	6,056,996
Allowance for loan losses	5,097,662	5,175,454
Commercial Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	6,906,547	5,062,586
Fair value of collateral	6,298,966	4,414,346
Allowance for loan losses	2,206,979	1,755,096
Residential Mortgage Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,371,146	1,143,896
Fair value of collateral	1,181,979	975,834
Allowance for loan losses	800,639	638,845
Micro-Business Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,906,172	1,972,003
Fair value of collateral	486,477	433,151
Allowance for loan losses	1,148,628	1,406,014
Consumer Loans [Member]
Direct credits and allowances [Abstract]
Impaired loans	1,099,328	1,627,739
Fair value of collateral	279,861	233,665
Allowance for loan losses	S/ 941,416	S/ 1,375,499